Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Issued and additional paid in capital [member]	Transaction with non-controlling interest [member]	Foreign currency translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2021	$ 31,504		$ 223	$ (23,836)			$ 7,891
IfrsStatementLineItems [Line Items]
Net Loss				(6,184)			(6,184)
Other comprehensive loss for the year			(760)				(760)
Total comprehensive loss for the year			(760)	(6,184)			(6,944)
Issuance of ordinary shares, net	182						182
Share-based compensation	306						306
Issuance of options to acquire intangible asset	721						721
Balance at Dec. 31, 2022	32,713		(537)	(30,020)	$ 2,156		2,156
IfrsStatementLineItems [Line Items]
Net Loss				(20,914)	(20,914)	(75)	(20,989)
Other comprehensive loss for the year			46		46	17	63
Total comprehensive loss for the year			46	(20,914)	(20,868)	(58)	(20,926)
Issuance of ordinary shares, net	4,896				4,896		4,896
Share-based compensation	3,269				3,269		3,269
Conversion of financial liabilities into ordinary shares	5,955				5,955		5,955
Recapitalization due to issuance of ordinary shares following the SPAC transaction, net	11,460				11,460		11,460
Exercise of options into ordinary shares	10				10		10
Issuance of ordinary shares and warrants B, net	1,837				1,837		1,837
Conversion of warrants A into ordinary shares	1,008				1,008		1,008
Exercise of warrants B into ordinary shares, net	888				888		888
Issuance of warrants B after reset	865				865		865
Non-controlling interests arising from initially consolidated companies						20,826	20,826
Balance at Dec. 31, 2023	62,901		(491)	(50,934)	11,476	20,768	32,244
IfrsStatementLineItems [Line Items]
Net Loss				(31,092)	(31,092)	(4,309)	(35,401)
Other comprehensive loss for the year			(1,306)		(1,306)	41	(1,265)
Total comprehensive loss for the year			(1,306)	(31,092)	(32,398)	(4,268)	(36,666)
Issuance of ordinary shares, net	1,684				1,684		1,684
Share-based compensation	3,657				3,657		3,657
Conversion of financial liabilities into ordinary shares	7,529				7,529		7,529
Conversion of bridge loan into ordinary shares and warrants	128				128		128
Conversion of pre-paid advanced into ordinary shares	527				527		527
Issuance of investment units	2,699				2,699		2,699
Exercise of warrants and options into ordinary shares, net	10,590				10,590		10,590
Transaction with non-controlling interests	261	258			519	(519)
Balance at Dec. 31, 2024	$ 89,976	$ 258	$ (1,797)	$ (82,026)	$ 6,411	$ 15,981	$ 22,392